Commitments and Contingencies (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)
Commitments and Contingencies
Litigation guarantee			$ 68,363,000	€ 43,800
Litigation guarantee, if proposed amendment allowed	$ 130,951,000	€ 90,995
Number of subsidiaries	2	2
Maximum percentage of share capital of subsidiaries	10.00%
Fair value of rights	$ 0